Annual Operating Expenses - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index Income Fund - Fidelity Freedom Index Income Fund - Investor Class
Sep. 08, 2023
Operating Expenses:
Management fee	0.12%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.12%